T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.4%
COMMUNICATION SERVICES 2.4%

Diversified Telecommunication Services 0.6%
GCI Liberty, Class A (1)	8,781	720
		720
Entertainment 0.7%
Sciplay, Class A (1)	19,392	315
Take-Two Interactive Software (1)	2,787	460
		775
Media 1.1%
Cable One	377	710
Gray Television (1)	13,578	187
Nexstar Media Group, Class A	4,602	414
		1,311
Total Communication Services		2,806
CONSUMER DISCRETIONARY 13.5%

Auto Components 0.9%
BorgWarner	11,073	429
Gentex	21,919	564
		993
Distributors 0.3%
LKQ (1)	11,312	314
		314
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions (1)	1,898	289
frontdoor (1)	7,966	310
K12 (1)	10,037	264
Service Corp. International	10,291	434
ServiceMaster Global Holdings (1)	9,257	369
		1,666
Hotels, Restaurants & Leisure 4.1%
Aramark	9,414	249
Boyd Gaming	17,690	543

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Choice Hotels International	5,399	464
Churchill Downs	1,499	246
Darden Restaurants	2,604	262
Domino's Pizza	1,168	497
Dunkin' Brands Group	6,874	563
Penn National Gaming (1)	4,694	341
Vail Resorts	2,189	468
Wendy's	22,804	508
Wyndham Destinations	6,126	189
Wyndham Hotels & Resorts	8,960	453
		4,783
Household Durables 2.7%
Helen of Troy (1)	2,990	579
KB Home	10,140	389
La-Z-Boy	11,801	373
NVR (1)	186	760
PulteGroup	18,090	837
TopBuild (1)	1,310	224
		3,162
Internet & Direct Marketing Retail 0.6%
1-800-Flowers.com, Class A (1)	13,870	346
PetMed Express (2)	9,627	304
		650
Leisure Products 0.6%
Hasbro	3,430	283
Johnson Outdoors, Class A	2,842	233
Malibu Boats, Class A (1)	4,799	238
		754
Specialty Retail 1.6%
Aaron's	7,002	397
Asbury Automotive Group (1)	5,320	518
Burlington Stores (1)	2,228	459
Foot Locker	6,198	205
Rent-A-Center	10,610	317
		1,896

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Textiles, Apparel & Luxury Goods 1.3%
Carter's	3,619	313
Deckers Outdoor (1)	2,729	600
Ralph Lauren	3,627	247
Steven Madden	17,128	334
		1,494
Total Consumer Discretionary		15,712
CONSUMER STAPLES 3.3%

Beverages 0.3%
Coca-Cola Consolidated	1,358	327
		327
Food & Staples Retailing 1.6%
BJ's Wholesale Club Holdings (1)	13,354	555
Casey's General Stores	2,653	471
Sprouts Farmers Market (1)	13,885	291
U.S. Foods Holding (1)	22,461	499
		1,816
Food Products 1.1%
Ingredion	3,981	301
John B. Sanfilippo & Son	2,810	212
Lamb Weston Holdings	6,742	447
Post Holdings (1)	4,326	372
		1,332
Household Products 0.3%
Church & Dwight	3,653	342
		342
Total Consumer Staples		3,817
ENERGY 1.6%

Energy Equipment & Services 0.3%
Cactus, Class A	13,049	250
NexTier Oilfield Solutions (1)	83,560	155
		405
Oil, Gas & Consumable Fuels 1.3%
Concho Resources	3,279	145

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Diamondback Energy	9,334	281
HollyFrontier	6,230	123
Magnolia Oil & Gas, Class A (1)	33,513	173
Murphy Oil	21,502	192
ONEOK	5,171	134
Texas Pacific Land Trust (2)	590	266
WPX Energy (1)	39,901	196
		1,510
Total Energy		1,915
FINANCIALS 12.3%

Banks 5.0%
Ameris Bancorp	7,376	168
Bank of Hawaii	7,601	384
BankUnited	18,539	406
BOK Financial	3,753	193
Bridge Bancorp	10,079	176
City Holding	5,025	290
Commerce Bancshares	8,010	451
Cullen/Frost Bankers	2,727	174
East West Bancorp	14,448	473
Enterprise Financial Services	6,962	190
First Citizens BancShares, Class A	993	317
First Foundation	19,887	260
Heartland Financial USA	6,645	199
Huntington Bancshares	20,300	186
Nicolet Bankshares (1)	6,900	377
Prosperity Bancshares	3,155	164
Signature Bank	5,785	480
Stock Yards Bancorp	11,645	396
WesBanco	5,442	116
Western Alliance Bancorp	13,453	425
		5,825
Capital Markets 1.9%
Cboe Global Markets	4,514	396
E*TRADE Financial	6,419	321

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

FactSet Research Systems	1,681	563
MarketAxess Holdings	953	459
MSCI	614	219
Raymond James Financial	4,297	313
		2,271
Consumer Finance 0.2%
SLM	23,612	191
		191
Diversified Financial Services 0.3%
Voya Financial	7,267	348
		348
Insurance 4.5%
American Financial Group	5,828	390
Arthur J. Gallagher	5,881	621
Assurant	3,001	364
Everest Re Group	1,934	382
First American Financial	9,145	466
Globe Life	5,636	450
Hanover Insurance Group	4,409	411
Kemper	6,394	427
Old Republic International	22,468	331
Primerica	3,753	425
Reinsurance Group of America	5,177	493
Safety Insurance Group	3,511	243
Selective Insurance Group	5,206	268
		5,271
Thrifts & Mortgage Finance 0.4%
Federal Agricultural Mortgage, Class C	4,434	283
Radian Group	13,771	201
		484
Total Financials		14,390
HEALTH CARE 17.0%

Biotechnology 5.9%
ACADIA Pharmaceuticals (1)	6,100	252
Acceleron Pharma (1)	3,203	360

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Agios Pharmaceuticals (1)	1,187	41
Alkermes (1)	8,249	137
Allogene Therapeutics (1)(2)	2,163	82
Alnylam Pharmaceuticals (1)	2,070	301
Blueprint Medicines (1)	1,782	165
CRISPR Therapeutics (1)(2)	2,037	170
Emergent BioSolutions (1)	4,431	458
Enanta Pharmaceuticals (1)	664	30
Exact Sciences (1)	3,859	393
Exelixis (1)	13,783	337
FibroGen (1)	3,682	151
Global Blood Therapeutics (1)	3,309	182
Immunomedics (1)	7,702	655
Insmed (1)	4,571	147
Ionis Pharmaceuticals (1)	4,607	219
Iovance Biotherapeutics (1)	6,989	230
Karyopharm Therapeutics (1)(2)	6,134	90
Kodiak Sciences (1)(2)	3,965	235
Ligand Pharmaceuticals (1)(2)	994	95
Mirati Therapeutics (1)	1,745	290
Neurocrine Biosciences (1)	3,621	348
PTC Therapeutics (1)	2,864	134
Sage Therapeutics (1)	2,368	145
Sarepta Therapeutics (1)	1,929	271
Scholar Rock Holding (1)(2)	1,166	21
Seattle Genetics (1)	1,271	249
Turning Point Therapeutics (1)	1,137	99
Ultragenyx Pharmaceutical (1)	3,924	322
uniQure (1)	2,189	81
Xencor (1)	4,088	159
		6,849
Health Care Equipment & Supplies 3.6%
Cooper	575	194
Haemonetics (1)	2,791	243
Hill-Rom Holdings	5,045	421
Hologic (1)	4,872	324

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

ICU Medical (1)	1,870	342
Insulet (1)	1,092	258
Lantheus Holdings (1)	13,748	174
Masimo (1)	1,342	317
Merit Medical Systems (1)	4,990	217
NuVasive (1)	5,359	260
Quidel (1)	1,877	412
STERIS	2,353	415
Teleflex	851	290
West Pharmaceutical Services	1,355	372
		4,239
Health Care Providers & Services 2.1%
AMN Healthcare Services (1)	8,078	472
DaVita (1)	3,114	267
Ensign Group	8,123	464
Guardant Health (1)	2,772	310
Molina Healthcare (1)	3,678	673
Pennant Group (1)	6,795	262
		2,448
Health Care Technology 0.5%
Omnicell (1)	4,701	351
Simulations Plus	3,756	283
		634
Life Sciences Tools & Services 2.7%
Charles River Laboratories International (1)	3,749	849
IQVIA Holdings (1)	731	115
Medpace Holdings (1)	5,114	572
PerkinElmer	5,394	677
PRA Health Sciences (1)	4,804	487
Repligen (1)	2,714	400
		3,100
Pharmaceuticals 2.2%
Axsome Therapeutics (1)(2)	1,924	137
Catalent (1)	7,781	666
Elanco Animal Health (1)	9,804	274

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Horizon Therapeutics (1)	6,729	523
Jazz Pharmaceuticals (1)	1,469	209
MyoKardia (1)	2,517	343
Phibro Animal Health, Class A	5,409	94
Prestige Consumer Healthcare (1)	5,134	187
Reata Pharmaceuticals, Class A (1)(2)	725	71
Supernus Pharmaceuticals (1)	3,821	80
		2,584
Total Health Care		19,854
INDUSTRIALS & BUSINESS SERVICES 15.2%

Aerospace & Defense 1.6%
Aerojet Rocketdyne Holdings (1)	11,245	449
Curtiss-Wright	3,742	349
Hexcel	6,510	218
Moog, Class A	3,369	214
Teledyne Technologies (1)	1,415	439
Vectrus (1)	4,612	175
		1,844
Air Freight & Logistics 0.5%
XPO Logistics (1)	6,509	551
		551
Airlines 0.2%
Alaska Air Group	5,880	215
		215
Building Products 2.1%
Builders FirstSource (1)	14,525	474
Fortune Brands Home & Security	8,050	696
Owens Corning	7,435	512
Patrick Industries	5,626	324
UFP Industries	8,032	454
		2,460
Commercial Services & Supplies 1.4%
Casella Waste Systems, Class A (1)	4,549	254
IAA (1)	8,510	443
KAR Auction Services	19,868	286

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Rollins	4,032	219
UniFirst	2,302	436
		1,638
Construction & Engineering 0.6%
Comfort Systems USA	6,586	339
EMCOR Group	5,932	402
		741
Electrical Equipment 1.1%
Atkore International Group (1)	14,630	332
Hubbell	3,914	536
Regal Beloit	4,451	418
		1,286
Industrial Conglomerates 0.5%
Carlisle	4,730	579
		579
Machinery 3.7%
Allison Transmission Holdings	9,459	332
Barnes Group	6,834	244
Crane	6,638	333
EnPro Industries	3,250	183
Hillenbrand	8,647	245
IDEX	2,026	370
Ingersoll Rand (1)	7,493	267
ITT	8,383	495
Kadant	4,160	456
Nordson	2,321	445
Oshkosh	3,128	230
Rexnord	12,715	380
Toro	3,705	311
		4,291
Professional Services 1.4%
ASGN (1)	6,144	391
CoreLogic	6,497	440
Equifax	1,749	274
IHS Markit	3,442	270

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Insperity	3,397	222
		1,597
Road & Rail 1.5%
Kansas City Southern	3,057	553
Landstar System	3,747	470
Old Dominion Freight Line	1,498	271
Werner Enterprises	10,690	449
		1,743
Trading Companies & Distributors 0.6%
HD Supply Holdings (1)	11,112	458
United Rentals (1)	1,760	307
		765
Total Industrials & Business Services		17,710
INFORMATION TECHNOLOGY 17.4%

Communications Equipment 0.8%
AudioCodes	9,922	312
Ciena (1)	10,140	402
Ubiquiti	1,227	205
		919
Electronic Equipment, Instruments & Components 1.8%
CDW	4,304	514
Keysight Technologies (1)	3,691	365
Littelfuse	1,637	290
Novanta (1)	1,347	142
OSI Systems (1)	6,412	498
Zebra Technologies, Class A (1)	1,406	355
		2,164
IT Services 4.0%
Black Knight (1)	6,987	608
Booz Allen Hamilton Holding	7,322	608
Broadridge Financial Solutions	2,326	307
CACI International, Class A (1)	2,430	518
Euronet Worldwide (1)	5,546	505
Genpact	12,774	497
Leidos Holdings	5,441	485

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

MAXIMUS	6,663	456
Perspecta	13,398	261
WEX (1)	3,137	436
		4,681
Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries (1)	2,863	180
Cabot Microelectronics	3,176	454
Cirrus Logic (1)	6,892	465
Diodes (1)	3,580	202
Entegris	10,150	754
Maxim Integrated Products	6,409	433
MKS Instruments	4,382	479
Monolithic Power Systems	1,510	422
Silicon Laboratories (1)	2,010	197
Teradyne	9,779	777
		4,363
Software 7.1%
ACI Worldwide (1)	12,322	322
American Software, Class A	16,717	235
ANSYS (1)	343	112
Aspen Technology (1)	4,819	610
Blackbaud	5,286	295
Cadence Design Systems (1)	1,823	194
Envestnet (1)	5,005	386
Fair Isaac (1)	1,846	785
Fortinet (1)	1,902	224
Globant (1)	2,134	383
J2 Global (1)	4,847	336
Open Text	8,152	344
Paylocity Holding (1)	3,310	534
Proofpoint (1)	2,963	313
PTC (1)	4,789	396
Qualys (1)	3,420	335
RealPage (1)	6,552	378
Sapiens International	15,587	477
SPS Commerce (1)	6,586	513

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

SS&C Technologies Holdings	6,286	380
Tyler Technologies (1)	1,106	386
Zendesk (1)	3,080	317
		8,255
Total Information Technology		20,382
MATERIALS 5.5%

Chemicals 2.4%
Celanese	4,376	470
CF Industries Holdings	11,467	352
Chase	2,666	255
Element Solutions (1)	27,636	291
HB Fuller	7,651	350
Innospec	5,845	370
RPM International	6,284	521
Westlake Chemical	3,501	221
		2,830
Containers & Packaging 2.3%
Ardagh Group	11,407	160
Avery Dennison	3,993	511
Berry Global Group (1)	11,262	544
Crown Holdings (1)	6,018	463
Packaging Corp. of America	5,394	588
UFP Technologies (1)	6,648	275
Westrock	4,291	149
		2,690
Metals & Mining 0.6%
Kaiser Aluminum	2,922	156
Reliance Steel & Aluminum	4,583	468
		624
Paper & Forest Products 0.2%
Domtar	8,732	229
		229
Total Materials		6,373

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

REAL ESTATE 8.0%

Equity Real Estate Investment Trusts 8.0%
American Campus Communities, REIT	7,228	252
Americold Realty Trust, REIT	14,238	509
Apartment Investment & Management, Class A, REIT	8,755	295
Armada Hoffler Properties, REIT	23,562	218
Camden Property Trust, REIT	3,418	304
CoreSite Realty, REIT	3,384	402
CubeSmart, REIT	14,909	482
CyrusOne, REIT	6,938	486
EPR Properties, REIT	5,884	162
Equity LifeStyle Properties, REIT	8,319	510
First Industrial Realty Trust, REIT	12,635	503
Gaming and Leisure Properties, REIT	11,878	439
Highwoods Properties, REIT	4,845	163
Lamar Advertising, Class A, REIT	3,784	250
National Health Investors, REIT	8,172	493
National Retail Properties, REIT	13,384	462
Omega Healthcare Investors, REIT	17,417	521
PS Business Parks, REIT	3,537	433
QTS Realty Trust, Class A, REIT	6,180	389
Rexford Industrial Realty, REIT	8,437	386
Ryman Hospitality Properties, REIT	5,670	209
STORE Capital, REIT	19,718	541
Sun Communities, REIT	1,065	150
Terreno Realty, REIT	9,610	526
WP Carey, REIT	4,565	297
Total Real Estate		9,382
UTILITIES 3.2%

Electric Utilities 1.5%
NRG Energy	2,783	86
OGE Energy	12,287	368
Pinnacle West Capital	7,307	545
PNM Resources	11,108	459

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Portland General Electric	9,668	343
		1,801
Gas Utilities 0.9%
Atmos Energy	3,570	341
Southwest Gas Holdings	6,002	379
Spire	2,430	130
UGI	6,943	229
		1,079
Multi-Utilities 0.2%
Unitil	4,635	179
		179
Water Utilities 0.6%
American Water Works	1,871	271
Essential Utilities	6,380	257
SJW Group	3,225	196
		724
Total Utilities		3,783
Total Common Stocks (Cost $103,793)		116,124

SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 0.09% (3)(4)	584,566	585
		585

Total Short-Term Investments (Cost $585)		585

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.9%
Money Market Funds 0.9%
T. Rowe Price Short-Term Fund, 0.13% (3)(4)	104,397	1,044
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		1,044
Total Securities Lending Collateral (Cost $1,044)		1,044

Total Investments in Securities 100.8%
(Cost $105,422)		$117,753
Other Assets Less Liabilities (0.8)%		(945)
Net Assets 100.0%		$116,808

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Seven-day yield
(4)	Affiliated Companies
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$5
T. Rowe Price Short-Term Fund		—		—	—++
Totals		$—	# $	—	$5+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$1,680		¤	¤	$585
T. Rowe Price Short-Term
Fund	5,935		¤	¤	1,044
Total					$1,629^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $5 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,629.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On September 30, 2020, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.